                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):     [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
         ----------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------


Form 13F File Number: 28-01221
                         -----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:  John D. Hogan
       -------------
Title: Treasurer
       ---------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


        /s/ John D. Hogan               New York, NY            11/06/03
     ------------------------      ----------------------     ------------
           [Signature]                  [City, State]            [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  3
                                         ------------

Form 13F Information Table Entry Total:           127
                                         ------------

Form 13F Information Table Value Total:       811,721
                                         ------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE


        No.       Form 13F File Number        Name

        1         28 - 10208                  Richmond Enterprises, Inc.
      -----            ----------------       --------------------------


        2         28 - 10207                  New York Community Bank
      -----            ----------------       -----------------------


        3         28 - 10200                  New York Community Bancorp, Inc.
      -----            ----------------       --------------------------------

                                                                13F FORM
                                                        AS OF SEPTEMBER 30, 2003

                                                                                                                 VOTING AUTHORITY
                                TITLE OF                      VALUE      SHARES/  SH/  PUT/   INVST   OTHER    --------------------
NAME OF ISSUER                  CLASS              CUSIP     (x$1000)    PRN AMT  PRN  CALL   DSCR     MANA    SOLE   SHARED   NONE
----------------------------    ------------     ---------   --------    -------  ---  ----  -------  -----    ----   ------   ----
ABBOTT LABS                     COM              002824100       1054       24764 SH         DEFINED  1,2,3    24764
AFLAC INC                       COM              001055102       5002      154860 SH         DEFINED  1,2,3   154860
AGILENT TECHNOLOGIES INC        COM              00846U101       1735       78450 SH         DEFINED  1,2,3    78450
ALLERGAN INC                    COM              018490102       9997      126975 SH         DEFINED  1,2,3   126975
AMB PROPERTY CORP               COM              00163T109      16411      532640 SH         DEFINED  1,2,3   532640
AMERICAN FINANCIAL RLTY TR      COM              02607P305      16544     1173300 SH         DEFINED  1,2,3  1173300
AMERICAN INTL GROUP INC         COM              026874107       2279       39504 SH         DEFINED  1,2,3    39504
AMGEN INC                       COM              031162100        716       11091 SH         DEFINED  1,2,3    11091
ANADARKO PETE CORP              COM              032511107       4620      110640 SH         DEFINED  1,2,3   110640
ANALOG DEVICES INC              COM              032654105      32936      866275 SH         DEFINED  1,2,3   866275
ANNALY MTG MGMT INC             COM              035710409        197       12000 SH         DEFINED  1,2,3    12000
APACHE CORP                     COM              037411105       3467       50000 SH         DEFINED  1,2,3    50000
APPLERA CORP                    COM AP BIO GRP   038020103        916       41050 SH         DEFINED  1,2,3    41050
AUTOMATIC DATA PROCESSING IN    COM              053015103        679       18946 SH         DEFINED  1,2,3    18946
BANK OF HAWAII CORP             COM              062540109        856       25500 SH         DEFINED  1,2,3    25500
BAXTER INTL INC                 COM              071813109       2125       73125 SH         DEFINED  1,2,3    73125
BERKSHIRE HATHAWAY INC DEL      CL A             084670108        450           6 SH         DEFINED  1,2,3        6
BERKSHIRE HATHAWAY INC DEL      CL B             084670207       1558         624 SH         DEFINED  1,2,3      624
BIORAD LABS INC                 CL A             090572207       8465      165975 SH         DEFINED  1,2,3   165975
BRISTOL MYERS SQUIBB CO         COM              110122108       4254      165800 SH         DEFINED  1,2,3   165800
BROOKFIELD HOMES CORP           COM              112723101      29969     1617350 SH         DEFINED  1,2,3  1617350
CAPITOL FED FINL                COM              14057C106       4039      137800 SH         DEFINED  1,2,3   137800
CASCADE NAT GAS CORP            COM              147339105       2592      132235 SH         DEFINED  1,2,3   132235
CEDAR FAIR L P                  DEPOSITRY UNIT   150185106        773       27600 SH         DEFINED  1,2,3    27600
CELGENE CORP                    COM              151020104       9013      208150 SH         DEFINED  1,2,3   208150
CHARTER FINL CORP WEST PT GA    COM              16122M100       3113      100900 SH         DEFINED  1,2,3   100900
CHEVRONTEXACO CORP              COM              166764100        494        6914 SH         DEFINED  1,2,3     6914
CIMAREX ENERGY CO               COM              171798101       5392      275100 SH         DEFINED  1,2,3   275100
CISCO SYS INC                   COM              17275R102        897       45800 SH         DEFINED  1,2,3    45800
CITADEL BROADCASTING CORP       COM              17285T106      18903      956650 SH         DEFINED  1,2,3   956650
COLGATE PALMOLIVE CO            COM              194162103        904       16175 SH         DEFINED  1,2,3    16175
CONCORD EFS INC                 COM              206197105       2092      153060 SH         DEFINED  1,2,3   153060
COUNTRYWIDE FINANCIAL CORP      COM              222372104      34891      445725 SH         DEFINED  1,2,3   445725
CREE INC                        COM              225447101       1233       66600 SH         DEFINED  1,2,3    66600
D R HORTON INC                  COM              23331A109      22899      700275 SH         DEFINED  1,2,3   700275
DIEBOLD INC                     COM              253651103       3407       67275 SH         DEFINED  1,2,3    67275
DISNEY WALT CO                  COM DISNEY       254687106        904       44796 SH         DEFINED  1,2,3    44796
DOMINION RES INC VA NEW         COM              25746U109        793       12811 SH         DEFINED  1,2,3    12811
DUKE ENERGY CORP                COM              264399106        987       55400 SH         DEFINED  1,2,3    55400
ECHOSTAR COMMUNICATIONS NEW     CL A             278762109      24001      626500 SH         DEFINED  1,2,3   626500
EXXON MOBIL CORP                COM              30231G102       1406       38408 SH         DEFINED  1,2,3    38408
GENERAL ELEC CO                 COM              369604103        282        9455 SH         DEFINED  1,2,3     9455
HARLEY DAVIDSON INC             COM              412822108        289        6000 SH         DEFINED  1,2,3     6000
HEINZ H J CO                    COM              423074103        689       20100 SH         DEFINED  1,2,3    20100
HOME DEPOT INC                  COM              437076102        694       21800 SH         DEFINED  1,2,3    21800
HUDSON CITY BANCORP             COM              443683107      42450     1377360 SH         DEFINED  1,2,3  1377360
INTERNATIONAL FLAVORS&FRAGRA    COM              459506101      10146      306700 SH         DEFINED  1,2,3   306700
INTERNATIONAL RECTIFIER CORP    COM              460254105       1492       39850 SH         DEFINED  1,2,3    39850
JOHNSON & JOHNSON               COM              478160104       4292       86672 SH         DEFINED  1,2,3    86672
KIMCO REALTY CORP               COM              49446R109       3589       87600 SH         DEFINED  1,2,3    87600
KVH INDS INC                    COM              482738101        305       12050 SH         DEFINED  1,2,3    12050
LABORATORY CORP AMER HLDGS      COM              50540R409      19219      669650 SH         DEFINED  1,2,3   669650
LENNAR CORP                     CL A             526057104        440        5650 SH         DEFINED  1,2,3     5650
LIFECORE BIOMEDICAL INC         COM              532187101        119       17900 SH         DEFINED  1,2,3    17900
LONGVIEW FIBRE CO               COM              543213102        479       49000 SH         DEFINED  1,2,3    49000
M & T BK CORP                   COM              55261F104       2884       33040 SH         DEFINED  1,2,3    33040
MASSEY ENERGY CORP              COM              576206106       5940      446600 SH         DEFINED  1,2,3   446600
MCCORMICK & CO INC              COM VTG          579780206       3565      130000 SH         DEFINED  1,2,3   130000
MERCK & CO INC                  COM              589331107        643       12700 SH         DEFINED  1,2,3    12700




                                                           13F FORM
                                                    AS OF SEPTEMBER 30, 2003


MERCURY COMPUTER SYS            COM              589378108      19069      893985 SH         DEFINED  1,2,3   893985
MFA MTG INVTS INC               COM              55272X102       5599      588150 SH         DEFINED  1,2,3   588150
MONTPELIER RE HOLDINGS LTD      SHS              G62185106      10786      357750 SH         DEFINED  1,2,3   357750
MRV COMMUNICATIONS INC          COM              553477100         47       17000 SH         DEFINED  1,2,3    17000
MURPHY OIL CORP                 COM              626717102        593       10100 SH         DEFINED  1,2,3    10100
NEW YORK COMNTY BANCORP INC     COM              649445103      18799      596618 SH         DEFINED  1,2,3   596618
NEW YORK TIMES CO               CL A             650111107        282        6500 SH         DEFINED  1,2,3     6500
NEWMONT MINING CORP             COM              651639106        805       20600 SH         DEFINED  1,2,3    20600
NISOURCE INC                    COM              65473P105       6592      329950 SH         DEFINED  1,2,3   329950
NORTHWEST NAT GAS CO            COM              667655104        958       33050 SH         DEFINED  1,2,3    33050
NUI CORP                        COM              629431107       1679      112300 SH         DEFINED  1,2,3   112300
ORACLE CORP                     COM              68389X105        135       12000 SH         DEFINED  1,2,3    12000
PALL CORP                       COM              696429307       1679       74800 SH         DEFINED  1,2,3    74800
PARTNERS TRUST FINCL GROUP I    COM              70213A103       4354      198350 SH         DEFINED  1,2,3   198350
PEPSICO INC                     COM              713448108        528       11530 SH         DEFINED  1,2,3    11530
PFIZER INC                      COM              717081103        396       13050 SH         DEFINED  1,2,3    13050
PIONEER NAT RES CO              COM              723787107      17447      685275 SH         DEFINED  1,2,3   685275
PLUM CREEK TIMBER CO INC        COM              729251108      11529      453200 SH         DEFINED  1,2,3   453200
PMC CAP INC                     COM              693430100        315       65000 SH         DEFINED  1,2,3    65000
PMC COML TR                     SH BEN INT       693434102       6712      490650 SH         DEFINED  1,2,3   490650
POGO PRODUCING CO               COM              730448107      31221      689500 SH         DEFINED  1,2,3   689500
POLARIS INDS INC                COM              731068102        727        9800 SH         DEFINED  1,2,3     9800
PRESSTEK INC                    COM              741113104         81       11000 SH         DEFINED  1,2,3    11000
PRINCIPAL FINANCIAL GROUP IN    COM              74251V102      25489      822475 SH         DEFINED  1,2,3   822475
PROCTER & GAMBLE CO             COM              742718109        600        6462 SH         DEFINED  1,2,3     6462
PROVIDENT FINL SVCS INC         COM              74386T105        410       21400 SH         DEFINED  1,2,3    21400
PRUDENTIAL FINL INC             COM              744320102        668       17889 SH         DEFINED  1,2,3    17889
QUEST DIAGNOSTICS INC           COM              74834L100        770       12700 SH         DEFINED  1,2,3    12700
QUINTON CARDIOLOGY SYS INC      COM              748773108       6467      894400 SH         DEFINED  1,2,3   894400
RAYONIER INC                    COM              754907103      26177      644750 SH         DEFINED  1,2,3   644750
REGENCY CTRS CORP               COM              758849103       4503      122200 SH         DEFINED  1,2,3   122200
RIGHT MGMT CONSULTANTS INC      COM              766573109        351       19400 SH         DEFINED  1,2,3    19400
SCOTTISH RE GROUP LTD           ORD              G7885T104       4497      186200 SH         DEFINED  1,2,3   186200
SCOTTS CO                       COM              810186106      20500      374775 SH         DEFINED  1,2,3   374775
SEALED AIR CORP NEW             COM              81211K100        465        9850 SH         DEFINED  1,2,3     9850
SHARPER IMAGE CORP              COM              820013100       2829      122200 SH         DEFINED  1,2,3   122200
SHIRE PHARMACEUTICALS GRP PL    SPONSORED ADR    82481R106       3797      171800 SH         DEFINED  1,2,3   171800
SIGMA ALDRICH CORP              COM              826552101       2811       53900 SH         DEFINED  1,2,3    53900
SLM CORP                        COM              78442P106       4420      113461 SH         DEFINED  1,2,3   113461
SOUTHWESTERN ENERGY CO          COM              845467109       4132      228300 SH         DEFINED  1,2,3   228300
SPX CORP                        COM              784635104       8738      192975 SH         DEFINED  1,2,3   192975
ST JOE CO                       COM              790148100       4329      134950 SH         DEFINED  1,2,3   134950
STANCORP FINL GROUP INC         COM              852891100      10450      181900 SH         DEFINED  1,2,3   181900
STANLEY WKS                     COM              854616109       3148      106640 SH         DEFINED  1,2,3   106640
TELEFLEX INC                    COM              879369106      23000      529585 SH         DEFINED  1,2,3   529585
THERASENSE INC                  COM              883381105        333       26600 SH         DEFINED  1,2,3    26600
THORNBURG MTG INC               COM              885218107        231        9100 SH         DEFINED  1,2,3     9100
TIERONE CORP                    COM              88650R108      24355     1153725 SH         DEFINED  1,2,3  1153725
U S PHYSICAL THERAPY INC        COM              90337L108       1862      152500 SH         DEFINED  1,2,3   152500
UNILEVER N V                    N Y SHS NEW      904784709        805       13604 SH         DEFINED  1,2,3    13604
VASOGEN INC                     COM              92232F103       1573      283350 SH         DEFINED  1,2,3   283350
VENTANA MED SYS INC             COM              92276H106       2191       54420 SH         DEFINED  1,2,3    54420
VERIZON COMMUNICATIONS          COM              92343V104        472       14564 SH         DEFINED  1,2,3    14564
W P CAREY & CO LLC              COM              92930Y107        492       15500 SH         DEFINED  1,2,3    15500
WASHINGTON FED INC              COM              938824109       9798      388800 SH         DEFINED  1,2,3   388800
WATTS INDS INC                  CL A             942749102        683       38750 SH         DEFINED  1,2,3    38750
WEINGARTEN RLTY INVS            SH BEN INT       948741103        425        9450 SH         DEFINED  1,2,3     9450
WESTFIELD FINANCIAL INC         COM              96008D101      10250      459225 SH         DEFINED  1,2,3   459225
WESTPORT RES CORP NEW           COM              961418100      27188     1154950 SH         DEFINED  1,2,3  1154950
WILEY JOHN & SONS INC           CL A             968223206       2648      101900 SH         DEFINED  1,2,3   101900
YANKEE CANDLE INC               COM              984757104      23582      925500 SH         DEFINED  1,2,3   925500
BAXTER INTL INC                 CORP UNITS 7%    071813406        979       18600 SH         DEFINED  1,2,3    18600
WESTPORT RES CORP NEW           PFD CONV         961418209       6153      248100 SH         DEFINED  1,2,3   248100
COMMSCOPE INC                   NOTE 4.000%12/1  203372AB3       1997     2230000 PRN        DEFINED  1,2,3  2230000
ECHOSTAR COMMUNICATIONS NEW     NOTE 4.875% 1/0  278762AD1       5530     5366000 PRN        DEFINED  1,2,3  5366000




                                                          13F FORM
                                                   AS OF SEPTEMBER 30, 2003


INTERNATIONAL RECTIFIER CORP    NOTE 4.250% 7/1  460254AE5       6373     6590000 PRN        DEFINED  1,2,3  6590000
INVITROGEN CORP                 NOTE 5.500% 3/0  46185RAB6       4431     4335000 PRN        DEFINED  1,2,3  4335000
LEVEL 3 COMMUNICATIONS INC      NOTE 6.000% 9/1  52729NAG5          6       10000 PRN        DEFINED  1,2,3    10000
